Scope of consolidation and non-consolidated entities (Tables)	6 Months Ended
Jun. 30, 2023
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impact of Deconsolidation on Group's Financial Statements

On the date of loss of control, the summary impact of Calyxt’s deconsolidation on the Group’s Financial Statements is as follows:

As of May 31,
2023
Assets held for sale	(19,714)
Liabilities related to assets held for sale	21,980
Non-controlling interests	4,440
Net assets, liabilities and equity derecognized	6,706
Consideration received in cash	—
Fair value of the retained investment	15,097
Consideration received	15,097
Profit from deconsolidation	21,803